Income Tax (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The components of income tax expense were as follows:

	Six Months Ended June 30,
	2024	2023
Loss before income tax	$(31,491)	$(27,727)
Provision for income tax	$1,788	$2,124
Effective tax rate	(5.7%)	(7.7%)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amounts of our gross unrecognized tax benefits is as follows:

Six Months Ended June
2024
Balance at January 1, 2024	$(1,073)
Increases (decreases) in tax positions related to prior periods	(256)
Balance at June 30, 2024	$(1,329)